Share-Based Compensation Plans - Summary of Monte Carlo Simulation Valuation Method (Details) - PSU incentives - grant_date	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.18%	1.22%	2.44%	1.97%	1.47%
Volatility factor	72.50%	45.41%	54.60%	32.60%	32.30%
Expected term	3 years	3 years	3 years	3 years	3 years
Number of grant dates	2	3